Thrivent Dynamic Allocation Portfolio Annual Fund Operating Expenses - Thrivent Dynamic Allocation Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.68%